THE WEISS FUND
                      WEISS TREASURY ONLY MONEY MARKET FUND
               WEISS MILLENNIUM OPPORTUNITY FUND (CLASS A SHARES)

                         SUPPLEMENT DATED MARCH 13, 2001
                         TO PROSPECTUS DATED MAY 1, 2000

Management and the Board of Trustees of The Weiss Fund have terminated the contract with Harvest Advisors, Inc., sub-adviser to Weiss Millennium Opportunity Fund, effective March 12, 2001. Weiss Money Management, Inc. (the "Manager") will assume responsibility for the duties currently performed by the sub-adviser.

ACCORDINGLY, THE SECTION ENTITLED "SUB-ADVISER" ON PAGE 10 IS DELETED IN ITS ENTIRETY.

IN ADDITION, THE FOLLOWING INFORMATION REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 10:

PORTFOLIO MANAGER

JOHN N. BREAZEALE. Mr. Breazeale, President of Weiss Money Management, Inc., and President and Chairman of the Board of Trustees of The Weiss Fund, has been the portfolio manager for Money Market Fund since its inception. In addition, Mr. Breazeale is primarily responsible for implementing Millennium Opportunity Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 30 years' experience in the securities industry.

IN ADDITION, THE SECTION ENTITLED "WAIVER OF FRONT-END SALES CHARGE" ON PAGE 16 IS REPLACED BY THE FOLLOWING:

WAIVER OF FRONT-END SALES CHARGE

In addition to the examples discussed in the preceding paragraph, the front-end sales charge will be waived on Millennium Opportunity Fund shares purchased:

     - in connection with shares purchased through the cross reinvestment privilege;

     - by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Millennium Opportunity Fund Shares");

     - by directors, officers and employees and members of their immediate families of the Manager and its affiliates and dealers that enter into agreements with Millennium Opportunity Fund's distributor;

     -    by Trustees and officers of The Weiss Fund;

     - through wrap fee and asset allocation programs and financial institutions that, under their dealer agreements with Millennium
          Opportunity Fund's distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge; and

     - by persons purchasing shares of Millennium Opportunity Fund through a payroll deduction plan or a qualified retirement plan which permits purchases of shares of the Fund

                        WEISS MILLENNIUM OPPORTUNITY FUND

                                 CLASS S SHARES

                         SUPPLEMENT DATED MARCH 13, 2001
                         TO PROSPECTUS DATED MAY 1, 2000

Management and the Board of Trustees of The Weiss Fund have terminated the contract with Harvest Advisors, Inc., sub-adviser to Weiss Millennium Opportunity Fund, effective March 12, 2001. Weiss Money Management, Inc. (the "Manager") will assume responsibility for the duties currently performed by the sub-adviser.

ACCORDINGLY, THE SECTION ENTITLED "SUB-ADVISER" ON PAGE 6 IS DELETED IN ITS ENTIRETY.

IN ADDITION, THE FOLLOWING INFORMATION REPLACES THE SECTION ENTITLED "PORTFOLIO MANAGER" ON PAGE 6:

PORTFOLIO MANAGER

JOHN N. BREAZEALE. Mr. Breazeale, President of Weiss Money Management, Inc., President and Chairman of the Board of Trustees of The Weiss Fund, and portfolio manager of the Weiss Treasury Only Money Market Fund, a separate series of The Weiss Fund, is primarily responsible for implementing the Fund's principal investment strategy; however, he is assisted by a team of investment professionals from the Manager. Mr. Breazeale has been a portfolio manager with Weiss since 1994. Prior to 1994, Mr. Breazeale provided portfolio management services at Provident Institutional Management Inc., Mitchell Hutchins Asset Management Inc. (a subsidiary of PaineWebber Group), and with Mackenzie Investment Management Inc. Mr. Breazeale has over 30 years' experience in the securities industry.

                                 THE WEISS FUND
                      WEISS TREASURY ONLY MONEY MARKET FUND
               WEISS MILLENNIUM OPPORTUNITY FUND (CLASS A SHARES)

                         SUPPLEMENT DATED MARCH 13, 2001
                     TO STATEMENT OF ADDITIONAL INFORMATION

                                DATED MAY 1, 2000

Management and the Board of Trustees of The Weiss Fund have terminated the contract with Harvest Advisors, Inc., sub-adviser to Weiss Millennium Opportunity Fund, effective March 12, 2001. Weiss Money Management, Inc. (the "Manager") will assume responsibility for the duties currently performed by the sub-adviser.

ACCORDINGLY, THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH UNDER THE SECTION ENTITLED "WEISS MILLENNIUM OPPORTUNITY FUND - INVESTMENTS" ON PAGE 4:

Investments may be made in well-known, established companies, as well as in newer and relatively unseasoned companies. Individual security selection aided by computer technology is an important part of Millennium Opportunity Fund's investment approach. The Manager utilizes a risk management system based upon a quantitative model that is a combination of momentum, price behavior, and volatility indicators. The objective of this model is to identify those periods when the stock market is vulnerable. This model is used to adjust the level of the Fund's equity exposure, ranging from fully invested, neutral, or short. Potential investments of Millennium Opportunity Fund are also evaluated using fundamental analysis including criteria such as earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. The Fund also employs a relative strength ranking system to identify the strongest and weakest sectors of the stock market.

THE INFORMATION PRESENTED ON PAGE 10 UNDER THE SECTION ENTITLED "OTHER INVESTMENT COMPANIES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

Millennium Opportunity Fund may invest in securities of other investment companies, including closed-end investment companies, unit investment trusts and open-end investment companies, to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. When Millennium Opportunity Fund invests in another investment company, it pays a pro rata portion of the advisory fees and other expenses of that investment company as a shareholder of that investment company. These expenses are in addition to the advisory fees and other expenses Millennium Opportunity Fund pays in connection with its own operations. Millennium Opportunity Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group.

For example, Millennium Opportunity Fund may invest in a variety of investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. These index-based investments hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which its shares are traded. Index-based investments may not replicate exactly or otherwise match the composition or performance of their specified index due to, among other things, transaction costs and the temporary unavailability of certain component securities of the index.

Examples of index-based, exchange-traded investment companies include, but are not limited to, Standard & Poor's Depository Receipts ("SPDRs(R)"), MidCap SPDRs(R), Select Sector SPDRs(R), DIAMONDSsm, Nasdaq-100 Shares, Barclays iShares and World Equity Benchmark Shares ("WEBssm"). Many of these investment vehicles may be sold short. To the extent that Millennium Opportunity Fund engages in such short sale transactions, the Fund may be subject to additional risks. See "SHORT SALES" above.

THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - SUB-ADVISER (MILLENNIUM OPPORTUNITY FUND)" ON PAGE 25 HAS BEEN DELETED IN ITS ENTIRETY.

IN ADDITION, THE FOLLOWING INFORMATION REPLACES THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - CODE OF ETHICS" ON PAGE 26:

CODE OF ETHICS

The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Funds, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions.

                                 THE WEISS FUND
               WEISS MILLENNIUM OPPORTUNITY FUND (CLASS S SHARES)

                         SUPPLEMENT DATED MARCH 13, 2001
                     TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

Management and the Board of Trustees of The Weiss Fund have terminated the contract with Harvest Advisors, Inc., sub-adviser to Weiss Millennium Opportunity Fund, effective March 12, 2001. Weiss Money Management, Inc. (the "Manager") will assume responsibility for the duties currently performed by the sub-adviser.

ACCORDINGLY, THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH UNDER THE SECTION ENTITLED "INVESTMENTS" ON PAGE 1:

Investments may be made in well-known, established companies, as well as in newer and relatively unseasoned companies. Individual security selection aided by computer technology is an important part of the Fund's investment approach. The Manager utilizes a risk management system based upon a quantitative model that is a combination of momentum, price behavior, and volatility indicators. The objective of this model is to identify those periods when the stock market is vulnerable. This model is used to adjust the level of the Fund's equity exposure, ranging from fully invested, neutral, or short. Potential investments of the Fund are also evaluated using fundamental analysis including criteria such as earnings outlook, cash flow, asset values, sustainability of product cycles, expansion opportunities, management capabilities, industry outlook, competitive position, and current price relative to long-term value of the company. The Fund also employs a relative strength ranking system to identify the strongest and weakest sectors of the stock market.

THE INFORMATION PRESENTED ON PAGE 7 UNDER THE SECTION ENTITLED "OTHER INVESTMENT COMPANIES" IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

The Fund may invest in securities of other investment companies, including closed-end investment companies, unit investment trusts and open-end investment companies, to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. When the Fund invests in another investment company, it pays a pro rata portion of the advisory fees and other expenses of that investment company as a shareholder of that investment company. These expenses are in addition to the advisory fees and other expenses the Fund pays in connection with its own operations. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund; (ii) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; and (iii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and/or performance of specific indexes or portions of specific indexes. These index-based investments hold substantially all of their assets in securities representing a specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. Such investment companies may be traded on a securities exchange. The market prices of index-based investments will fluctuate in accordance with both changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which its shares are traded. Index-based investments may not replicate exactly or otherwise match the composition or performance of their specified index due to, among other things, transaction costs and the temporary unavailability of certain component securities of the index.

Examples of index-based, exchange-traded investment companies include, but are not limited to, Standard & Poor's Depository Receipts ("SPDRs(R)"), MidCap SPDRs(R), Select Sector SPDRs(R), DIAMONDSsm, Nasdaq-100 Shares, Barclays iShares and World Equity Benchmark Shares ("WEBssm"). Many of these investment vehicles may be sold short. To the extent that the Fund engages in such short sale transactions, the Fund may be subject to additional risks. See "SHORT SALES" above.

THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - SUB-ADVISER" ON PAGE 18 HAS BEEN DELETED IN ITS ENTIRETY.

IN ADDITION, THE FOLLOWING INFORMATION REPLACES THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - CODE OF ETHICS" ON PAGE 20:

CODE OF ETHICS

The Trust, the Manager and the Distributor have adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. The Code of Ethics applicable to the Trust, the Manager and the Distributor, which applies to portfolio managers, research analysts and others involved in the investment advisory process, permits personal securities transactions, including securities that may be purchased or held by the Fund, subject to certain restrictions. For instance, the Code imposes time periods during which personal transactions may not be made in certain securities, and requires, among other things, the submission of duplicate broker confirmations and quarterly reporting of securities transactions.